Summary of Significant Accounting Policies (Details)	6 Months Ended
	Apr. 30, 2026 USD ($) Segments shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2026 CNY (¥)	Oct. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Reportable operating segment | Segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
CODM description	The CODM monitors the revenue, results, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation.
Credit terms	360 days
Useful lives	10 years		10 years
Impairment of assets
Percentage of general reserve fund	10.00%
Percentage of required general reserve fund	50.00%
Percentage of statutory surplus fund	10.00%
Percentage of required statutory surplus fund	50.00%
Statutory surplus fund	$ 13,386
Other material contract assets
Contract liability	2,393,919			449,306
Total research and development expenses	407,437	$ 458,025
Uncertain tax positions
Percentage of VAT	13.00%
Diluted shares (in Shares) | shares
Cash and cash equivalents	$ 74,264			122,381
Insurance to cover bank deposits (in Yuan Renminbi) | ¥			¥ 500,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 57,008			$ 105,707